INCOME TAXES (Narrative) (Details) - USD ($)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Differences between the actual income tax benefit and amounts computed
Tax benefit at the federal statutory rate	$ 632,495	$ 797,304
State tax benefit	125,957	158,777
Cumulative effect of Federal tax rate change	0	0
Expiration of state operating losses	(82,972)	(28,216)
Increase in valuation allowance	(675,480)	(927,865)
Income tax expense	$ 0	$ 0
Federal statutory income tax rate (in Percent)	35.00%	35.00%